Derivatives - Cash flow hedges - Reconciliation of equity and analysis of other comprehensive income by risk type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
– fair value gains/(losses)	$ 595	$ (157)	$ 551
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Income taxes	255	(141)	(59)
Interest rate | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	495	204
– fair value gains/(losses)	(500)	514
Cash flow hedging reserve, ending balance	8	495	204
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(217)	(107)
Income taxes	185	(79)
Others	45	(37)
Foreign currency | Cash flow hedges
Changes in reserve of cash flow hedges, continuing hedges [Roll Forward]
Cash flow hedging reserve, beginning balance	(37)	(205)
– fair value gains/(losses)	987	(630)
Cash flow hedging reserve, ending balance	(205)	(37)	$ (205)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(1,177)	822
Income taxes	25	(23)
Others	$ (3)	$ (1)